Basis of Presentation and General Information (Details Textual)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Entity Incorporation, Date Of Incorporation	Apr. 23, 2004
Stockholders' Equity, Reverse Stock Split	five-to-one reverse stock split
Percentage Of Charterers Revenue In Voyage Revenue	more than 10%	more than 10%